Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) (in thousands) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	8,145,000	(12,366,963)	3,179,591	(3,125,934)	51.56	111.27	(281,721)
2021	11,728,617	(11,644,474)	6,839,065	(2,075,456)	298.98	124.89	(212,151)
2020	5,600,167	78,596,425	3,265,217	22,797,818	464,64	125.69	(173,387)
The Company does not use any financial performance measures in its compensation program and as a result, does not have a Company-Selected Measure.

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for J. Scott Wolchko for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation of Executive Officers—Summary Compensation Table”.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Wolchko, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wolchko during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wolchko’s total compensation for each year to determine the compensation actually paid. No pension plan adjustments were required, as the Company does not offer any pension plans:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	8,145,000	(7,500,000)	(13,011,963)	(12,366,963)
2021	11,728,617	(10,752,617)	(12,620,474)	(11,644,474)
2020	5,600,167	(4,673,917)	77,670,175	78,596,425

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2022	1,457,114	(9,384,451)	1,093,557	(6,178,183)	—	—	(13,011,963)
2021	3,066,436	(14,190,573)	200,247	(1,696,584)	—	—	(12,620,474)
2020	19,255,034	46,371,817	1,972,225	10,071,099	—	—	77,670,175

47
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Wolchko) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Wolchko) included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2022	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic
2021	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic
2020	Edward Dulac, Bahram Valamehr, Cindy Tahl, Daniel Shoemaker

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wolchko), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wolchko) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Dr. Wolchko) for each year to determine the compensation actually paid. No pension plan adjustments were required, as the Company does not offer any pension plans:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Non- PEO NEOs ($)
2022	3,179,591	(2,702,751)	(3,602,774)	(3,125,934)
2021	6,839,065	(6,266,227)	(2,648,294)	(2,075,456)
2020	3,265,217	(2,707,405)	22,240,006	22,797,818

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2022	603,183	(2,864,205)	200,428	(1,542,179)	—	—	(3,602,774)
2021	1,628,810	(3,208,590)	66,515	(1,135,029)	—	—	(2,648,294)
2020	9,655,060	9,152,818	575,915	2,856,213	—	—	22,240,006

(5)	The calculation of Cumulative TSR assumes that $100 was invested in our common stock as of the market close on December 31, 2019.
(6)
For the relevant fiscal year, represents the cumulative TSR of the NASDAQ Biotechnology Index. The calculation of Cumulative TSR assumes that $100 was invested in the comparative index as of the market close on December 31, 2019.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Wolchko) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Wolchko) included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2022	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic
2021	Edward Dulac, Bahram Valamehr, Cindy Tahl, Yu-Waye Chu, Mark Plavsic
2020	Edward Dulac, Bahram Valamehr, Cindy Tahl, Daniel Shoemaker

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the NASDAQ Biotechnology Index. The calculation of Cumulative TSR assumes that $100 was invested in the comparative index as of the market close on December 31, 2019
PEO Total Compensation Amount	$ 8,145,000	$ 11,728,617	$ 5,600,167
PEO Actually Paid Compensation Amount	$ (12,366,963)	(11,644,474)	78,596,425
Adjustment To PEO Compensation, Footnote [Text Block]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Wolchko, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wolchko during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Wolchko’s total compensation for each year to determine the compensation actually paid. No pension plan adjustments were required, as the Company does not offer any pension plans:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	8,145,000	(7,500,000)	(13,011,963)	(12,366,963)
2021	11,728,617	(10,752,617)	(12,620,474)	(11,644,474)
2020	5,600,167	(4,673,917)	77,670,175	78,596,425

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2022	1,457,114	(9,384,451)	1,093,557	(6,178,183)	—	—	(13,011,963)
2021	3,066,436	(14,190,573)	200,247	(1,696,584)	—	—	(12,620,474)
2020	19,255,034	46,371,817	1,972,225	10,071,099	—	—	77,670,175

Non-PEO NEO Average Total Compensation Amount	$ 3,179,591	6,839,065	3,265,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,125,934)	(2,075,456)	22,797,818
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wolchko), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wolchko) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Dr. Wolchko) for each year to determine the compensation actually paid. No pension plan adjustments were required, as the Company does not offer any pension plans:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Non- PEO NEOs ($)
2022	3,179,591	(2,702,751)	(3,602,774)	(3,125,934)
2021	6,839,065	(6,266,227)	(2,648,294)	(2,075,456)
2020	3,265,217	(2,707,405)	22,240,006	22,797,818

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments
2022	603,183	(2,864,205)	200,428	(1,542,179)	—	—	(3,602,774)
2021	1,628,810	(3,208,590)	66,515	(1,135,029)	—	—	(2,648,294)
2020	9,655,060	9,152,818	575,915	2,856,213	—	—	22,240,006

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship
Between PEO
and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology Index over the same period.

Total Shareholder Return Amount	$ 51.56	298.98	46,464
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (281,721,000)	(212,151,000)	(173,387,000)
PEO Name	J. Scott Wolchko
PEO [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,500,000)	(10,752,617)	(4,673,917)
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,011,963)	(12,620,474)	77,670,175
PEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,457,114	3,066,436	19,255,034
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,384,451)	(14,190,573)	46,371,817
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,093,557	200,247	1,972,225
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,178,183)	(1,696,584)	10,071,099
Non-PEO NEO [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,702,751)	(6,266,227)	(2,707,405)
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,602,774)	(2,648,294)	22,240,006
Non-PEO NEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	603,183	1,628,810	9,655,060
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,864,205)	(3,208,590)	9,152,818
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	200,428	66,515	575,915
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,542,179)	$ (1,135,029)	$ 2,856,213